Cover	Nov. 01, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amendment No. 1") amends the Current Report on Form 8-K (the "Original Form 8-K") filed by Hyperscale Data, Inc., a Delaware corporation formerly known as Ault Alliance, Inc. (the "Company") with the Securities and Exchange Commission (the "Commission") on June 21, 2024 (the "Prior Form 8-K"). This Amendment No. 1 is filed solely for the purpose of disclosing the execution of a First Supplement and Amendment to Purchase Agreement dated November 1, 2024 (the "Amendment") to the Purchase Agreement dated June 20, 2024 (the "Agreement" and as amended, the "Amended Agreement"), entered into by and among the Company, Orion Capital Partners, LLC, a Delaware limited liability company ("Orion") and Ascendiant Capital Markets, LLC ("Ascendiant"), to, among other items, (i) increase the Commitment Amount from $25 million to $37.5 million, and (ii) remove the require the requirement for the Company to issue Orion the Commitment Fee Shares. Other than the foregoing, this Amendment No. 2 speaks as of the original date of the Original Form 8-K and does not reflect events that may have occurred subsequent to the date of the Original Form 8-K, except for the contents of the Prior Form 8-K.
Document Period End Date	Nov. 01, 2024
Entity File Number	001-12711
Entity Registrant Name	HYPERSCALE DATA, INC.
Entity Central Index Key	0000896493
Entity Tax Identification Number	94-1721931
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11411 Southern Highlands Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89141
City Area Code	(949)
Local Phone Number	444-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	GPUS
Security Exchange Name	NYSE
13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	GPUS PRD
Security Exchange Name	NYSE